Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 3) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Opening Balance	$ 14,746	$ 11,053
Additions	670	783
Use	(1,338)	(48)
Accruals and charges	298	571
Others	9	(6)
Cumulative translation adjustment	(1,906)	982
Closing Balance	$ 12,479	$ 13,335